Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss (numerator) basic loss per share, basic	$ (16,994,625)	$ (4,361,165)
Net loss (numerator) effect of dilutive securities-common stock options and warrants
Net loss (numerator) diluted loss per share, diluted	$ (16,994,625)	$ (4,361,165)
Shares (denominator) basic loss per shares , basic	60,225,524	33,229,093
Shares (denominator) effect of dilutive securities-common stock options and warrants
Shares (denominator) diluted loss per shares, diluted	60,225,524	33,229,093
Per share amount basic loss per share, basic	$ (0.28)	$ (0.13)
Per share amount effect of dilutive securities-common stock options and warrants
Per share amount diluted loss per share, diluted	$ (0.28)	$ (0.13)